LEASE - Schedule of Right-of-Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 122,884	$ 119,400
Additions	21,457	41,926
Additions from business combinations	110	4,301
Disposals	(12,604)	(3,959)
Depreciation (note 6)	(32,864)	(37,837)	$ (39,982)
Foreign currency translation	1,559	(947)
Ending balance	100,542	122,884	119,400
Office spaces
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	103,535	91,412
Additions	20,592	39,245
Additions from business combinations	110	4,301
Disposals	(12,604)	(3,959)
Depreciation (note 6)	(26,640)	(26,517)
Foreign currency translation	1,559	(947)
Ending balance	86,552	103,535	91,412
Office equipments
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	11,096	16,184
Additions	192	0
Additions from business combinations	0	0
Disposals	0	0
Depreciation (note 6)	(3,449)	(5,088)
Foreign currency translation	0	0
Ending balance	7,839	11,096	16,184
Computers
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	8,253	11,804
Additions	673	2,681
Additions from business combinations	0	0
Disposals	0	0
Depreciation (note 6)	(2,775)	(6,232)
Foreign currency translation	0	0
Ending balance	$ 6,151	$ 8,253	$ 11,804